Financial Instruments and Financial Risks	6 Months Ended
Jun. 30, 2022
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISKS

NOTE 5 - FINANCIAL INSTRUMENTS AND FINANCIAL RISKS:

a.

Fair value disclosure

Level 1 financial instruments

As of June 30, 2022, the Company had no financial assets measured at level 1. As of December 31, 2021, the Company has equity marketable securities measured at fair value through profit or loss, which met the level 1 criteria. As of December 31, 2021, equity marketable securities totaled to $749 thousand and are presented under “short-term investments” in the condensed consolidated statements of financial position.

As of June 30, 2022 and December 31, 2021, the Company has no financial liabilities measured at level 1.

Level 2 financial instruments

As of June 30, 2022, the Company had no financial assets measured at level 2 criteria. As of December 31, 2021, the Company has debt marketable securities measured at fair value through profit or loss, which met the level 2 criteria. As of December 31, 2021, debt marketable securities totaled to $5,138 thousand and are presented under “short-term investments” in the condensed consolidated statements of financial position.

As of June 30, 2022 and December 31, 2021, the Company has no financial liabilities measured at level 2.

Level 3 financial instruments

As of June 30, 2022 and December 31, 2021, the Company has no financial assets at level 3.

As of June 30, 2022 and December 31, 2021, the Company has several financial liabilities measured at fair value through profit or loss, which met the level 3 criteria. See section b below.

b.	Fair value measurements based on unobservable data (level 3) The following tables present the changes in level 3 instruments for the six months ended June 30, 2022 and June 30, 2021:

	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2022	488	488
Recognition of day 1 loss within profit or loss	162	162
Changes in fair value recognized within profit or loss	(434)	(434)
Balance as of June 30, 2022	216	216

	Contingent consideration	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2021	1,599	1,448	3,047
Payment of contingent consideration	(915)	-	(915)
Recognition of day 1 loss within profit or loss	-	161	161
Changes in fair value recognized within profit or loss	(434)	(56)	(490)
Balance as of June 30, 2021	250	1,553	1,803

c.

Fair value of financial assets and financial liabilities measured at amortized cost

Assets and liabilities, which are not measured on a recurring basis at fair value, are presented at their carrying amount, which approximates their fair value. See further information in Note 7 regarding the Company’s credit line and short-term bank loans.